Schedule of Inventories (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Inventories Schedule Of Inventories 1	$ 100,880
Inventories Schedule Of Inventories 2	561,371
Inventories Schedule Of Inventories 3	43,746
Inventories Schedule Of Inventories 4	125,483
Inventories Schedule Of Inventories 5	302,729
Inventories Schedule Of Inventories 6	890,138
Inventories Schedule Of Inventories 7	1,693,738
Inventories Schedule Of Inventories 8	2,382,039
Inventories Schedule Of Inventories 9	2,141,093
Inventories Schedule Of Inventories 10	$ 3,959,031